Short-term borrowings (Details) $ in Thousands, £ in Millions							12 Months Ended
	Apr. 09, 2015 USD ($)	Feb. 20, 2014 USD ($)	Nov. 12, 2013 USD ($)	Oct. 25, 2012 USD ($)	Jul. 10, 2010 USD ($)	Dec. 16, 2009 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 GBP (£)	Jan. 16, 2016 USD ($)	Mar. 31, 2015 USD ($)	Nov. 27, 2013 USD ($)	Nov. 20, 2013 USD ($)	Jan. 15, 2013 USD ($)	Jul. 20, 2012 USD ($)
Short-term borrowings
Total							$ 460			$ 1,333
Interest rate at period end (as a percent)							1.90%	1.90%
Royal Bank of Scotland | Invoice discounting agreement | Excelian Ltd
Short-term borrowings
Total										809
Maximum borrowings capacity | £								£ 3.0
Interest rate (as a percent)							1.90%	1.90%
BNP Paribas Dublin Branch | Uncommitted receivables purchase agreement
Short-term borrowings
Total							$ 0
Maximum borrowings capacity											$ 20,000		$ 10,000
BNP Paribas Dublin Branch | Uncommitted receivables purchase agreement | LIBOR
Short-term borrowings
Variable rate basis							LIBOR
Margin on variable rate basis (as a percent)							3.00%
BNP Paribas Dublin Branch | Uncommitted receivables purchase agreement | Minimum
Short-term borrowings
Purchase term							30 days
BNP Paribas Dublin Branch | Uncommitted receivables purchase agreement | Maximum
Short-term borrowings
Purchase term							60 days
Citibank Europe PLC | Uncommitted Pre and Post-Shipment Advances Facility Agreement | Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH
Short-term borrowings
Total							$ 0
Maximum borrowings capacity									$ 12,000			$ 5,000
Period until which the agreement remains in full effect after receipt of written notice of termination							30 years
Citibank Europe PLC | Pre-Shipment Advance Facility | Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)							2.00%
Citibank Europe PLC | Post-Shipment Advance Facility | Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)							1.25%
Citibank, N.A. | Credit facility agreement | Luxoft USA Inc.
Short-term borrowings
Total							$ 0
Maximum borrowings capacity		$ 5,500
Citibank, N.A. | Credit facility agreement | Luxoft USA Inc. | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)		1.25%
Amsterdam Trade Bank N.V. | Credit facility agreement | Luxoft USA Inc.
Short-term borrowings
Total							0
Maximum borrowings capacity					$ 18,000
Amsterdam Trade Bank N.V. | Credit facility agreement | Luxoft Global Operations GmbH
Short-term borrowings
Total							0
Maximum borrowings capacity	$ 18,000
Amsterdam Trade Bank N.V. | Credit facility agreement | Minimum | Luxoft USA Inc. | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)					4.50%
Amsterdam Trade Bank N.V. | Credit facility agreement | Minimum | Luxoft Global Operations GmbH | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)	4.50%
Amsterdam Trade Bank N.V. | Credit facility agreement | Maximum | Luxoft USA Inc. | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)					5.50%
Amsterdam Trade Bank N.V. | Credit facility agreement | Maximum | Luxoft Global Operations GmbH | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)	5.50%
Amsterdam Trade Bank N.V. | Overdraft facility agreement | Luxoft International
Short-term borrowings
Maximum borrowings capacity						$ 2,000								$ 2,000
Maximum borrowing capacity before amendment						$ 1,600
Interest rate (as a percent)						6.00%								6.00%
ZAO Citibank | Overdraft facility agreement | Luxoft Professional LLC
Short-term borrowings
Maximum borrowings capacity				$ 3,000
ZAO Citibank | Overdraft facility agreement | Luxoft Professional LLC | LIBOR (1M)
Short-term borrowings
Margin on variable rate basis (as a percent)				2.25%
ZAO Citibank | Overdraft facility agreement | Luxoft Professional Romania S.R.L.
Short-term borrowings
Maximum borrowings capacity			$ 900
ZAO Citibank | Overdraft facility agreement | Luxoft Professional Romania S.R.L. | LIBOR (1M)
Short-term borrowings
Margin on variable rate basis (as a percent)			2.00%
Other
Short-term borrowings
Total							$ 460			$ 524